BORROWINGS, Line of Credit (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 30, 2016 USD ($) Installment	Jul. 31, 2011 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	May 31, 2019 USD ($)	Mar. 31, 2019 USD ($) Installment	Jan. 31, 2019	Dec. 31, 2018 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Nov. 29, 2013 USD ($)
Disclosure of detailed information about borrowings [abstract]
Line of credit			$ 21,475	$ 36,026
Amount drawn			1,000	36,617	$ 1,360
PNC Bank, N.A. [Member]
Disclosure of detailed information about borrowings [abstract]
Line of credit			19,830	33,521
Seacoast Business Funding [Member]
Disclosure of detailed information about borrowings [abstract]
Line of credit			220	80
Heritage Bank of Commerce [Member]
Disclosure of detailed information about borrowings [abstract]
Line of credit			$ 1,425	2,425
PNC Credit Facility [Member]
Disclosure of detailed information about borrowings [abstract]
Credit facility amount									$ 45,000			$ 40,000
Credit facility incremental availability												$ 10,000
Maturity date			May 31, 2020
Line of credit facility outstanding balance			$ 0	200
Amended PNC Credit Facility [Member]
Disclosure of detailed information about borrowings [abstract]
Credit facility amount						$ 50,000
Credit facility incremental availability						5,000
Maturity date			May 31, 2023
Credit facility additional borrowing						$ 10,000
Non-revolving Line of Credit [Member]
Disclosure of detailed information about borrowings [abstract]
Credit facility amount										$ 3,000
HBC Loan Agreement [Member]
Disclosure of detailed information about borrowings [abstract]
Credit facility amount											$ 5,000
Maturity date			March 31, 2021
Term loan [Member]
Disclosure of detailed information about borrowings [abstract]
Line of credit facility outstanding balance			$ 1,800	1,000
Term loan [Member] | HBC Loan Agreement [Member]
Disclosure of detailed information about borrowings [abstract]
Credit facility amount							$ 2,000
Maturity date			March 1, 2023
Number of equal monthly installments for repayment of debt | Installment							36
Term Loan A [Member] | PNC Credit Facility [Member]
Disclosure of detailed information about borrowings [abstract]
Credit facility amount										6,000
Term Loan B [Member] | PNC Credit Facility [Member]
Disclosure of detailed information about borrowings [abstract]
Credit facility amount										$ 4,000
Term Loan C [Member] | PNC Credit Facility [Member]
Disclosure of detailed information about borrowings [abstract]
Credit facility amount	$ 16,000
Amount drawn	$ 6,000
Number of equal monthly installments for repayment of debt | Installment	54
Line of credit facility outstanding balance			$ 2,300	$ 7,100
LIBOR [Member] | PNC Credit Facility [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate										3.25%
LIBOR [Member] | Term Loan C [Member] | PNC Credit Facility [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate	4.00%
Prime Rate [Member] | Heritage Bank of Commerce [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate			2.50%
Prime Rate [Member] | HBC Loan Agreement [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate								2.50%
Prime Rate [Member] | Term loan [Member] | HBC Loan Agreement [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate							2.50%
Top of Range [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate			9.00%
Top of Range [Member] | LIBOR [Member] | PNC Credit Facility [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate			1.75%
Bottom of Range [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate			6.00%
Bottom of Range [Member] | LIBOR [Member] | PNC Credit Facility [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate			(0.50%)
Ibex Global Solutions, Inc. [Member] | PNC Credit Facility [Member]
Disclosure of detailed information about borrowings [abstract]
Credit facility term			3 years
Credit facility amount														$ 35,000
Ibex Global Solutions, Inc. [Member] | Citibank Receivables Financing Agreement [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate												0.80%
Average discount of net sales			0.33%	0.32%
Discount acceptance period			360 days
iSky, Inc. [Member] | Seacoast Receivables Financing Agreement [Member]
Disclosure of detailed information about borrowings [abstract]
Percentage of discount on payment to subsidiary		1.00%
Percentage of additional discount payment to subsidiary		0.50%
Additional period accounts receivables outstanding			15 days
Average discount of net sales			1.20%	1.20%
Monthly sales of receivable		$ 200
Automatic renewed agreement period			12 months
iSky, Inc. [Member] | LIBOR [Member] | Seacoast Receivables Financing Agreement [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate		7.00%
iSky, Inc. [Member] | Top of Range [Member] | Seacoast Receivables Financing Agreement [Member]
Disclosure of detailed information about borrowings [abstract]
Payment to subsidiary		$ 1,500
Accounts receivables outstanding period			30 days
Percentage of advance payment to subsidiary		85.00%
Group's Subsidiaries [Member] | HBC Loan Agreement [Member]
Disclosure of detailed information about borrowings [abstract]
Credit facility term			1 year
Credit facility amount													$ 3,000
7 Degrees LLC [Member] | HBC Loan Agreement [Member]
Disclosure of detailed information about borrowings [abstract]
Maturity date			March 31, 2019